Collaboration Agreement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Collaboration Agreement
Total reductions to research and development expenses	$ 0.1	$ 0.2	$ 0.4